Investment Strategy - Simplify Bond Bull ETF	Feb. 20, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Adviser seeks to achieve the Fund’s investment objective by allocating the Fund’s assets between:

●	interest rate related derivatives and

●	interest income producing debt instruments.

The Adviser expects that 5% to 30% of assets will be allocated to derivatives and 70% to 95% to debt instruments, depending upon market conditions. The Fund has adopted a non-fundamental policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt securities and instruments that provide investment exposure to such debt securities, including derivatives such as swaptions, options and futures. Debt securities include U.S. Treasury securities, U.S. Treasury Inflation-Protected Securities (“TIPS”), exchange traded funds that primarily invest in U.S. Treasuries, TIPS, and investment grade bonds.

Generally, the Fund’s strategy may be appropriate for investors who are seeking to hedge against falling interest rates. The Fund is designed investors with debt portfolios who may wish to hedge some of the risk of falling interest rates.

The Adviser seeks to achieve the interest rate hedging aspect of the Fund’s investment objective by investing long in swaptions, interest rate options, and Treasury futures. A swaption is an option to enter into a swap contract. The Fund may purchase receiver swaptions that give the Fund the option to enter into fixed interest rate swaps upon expiration of the swaption. These instruments have positive price sensitivity to falling interest rates. Similar to bond prices which typically rise when interest rates fall, it is expected that the Fund will benefit from swaption value increases, providing a hedge against the falling interest rate. Consequently, when viewed from a total return perspective, price gains in these instruments will tend to offset the effect of lower reinvestment rates caused by falling interest rates. These derivatives are selected to protect against falling long-term interest rates on high-quality instruments such as U.S. government securities and high-quality corporate debt. To select a derivative that it believes will produce the most effective hedge against falling interest rates, the Adviser assesses the interaction of maturity, strike price, reference interest rate, the risk-free rate, and volatility on the price of swaptions and interest rate options. While the investment focus of the interest rate related derivatives strategy is on gains from falling rates, to a lesser extent the Adviser’s selection process is also intended to generate gains from option and swaption positions when interest rate volatility increases. Specifically, the Adviser will tend to increase allocations to swaptions and interest rate options when it believes interest rate volatility is poised to increase as these instruments become more valuable in higher volatility environments. The adviser rebalances derivative exposure after extreme rate movements (for example, 0.50%) or after the passage of time has significantly changed the rate sensitivity of a derivative. As time passes, swaptions and interest rate options become less sensitive to movements in the reference swap rate or interest rate. The Adviser does not take speculative positions based on its forecast for interest rates. The Fund limits net economic exposure at the time of investment to any one over-the-counter counterparty to 25% of Fund net assets.

The Adviser seeks to achieve the income aspect of the Fund’s investment objective by investing U.S. Treasury securities, TIPS, exchange traded funds that primarily invest in U.S. Treasuries, TIPS, and investment grade bonds. TIPS are securities whose principal amount increases with inflation, as measured by the Consumer Price Index and are designed to protect investors from inflation risk. The Fund may purchase debt securities of any maturity.

When using various derivatives, the Fund may be required to post collateral to assure its performance. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.